FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  9/30/03

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	10/24/03

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         75 data records

Form 13F Information Table Value Total:         75,607 (x$1000)


List of Other Included Managers:                0



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ford Motor Co. Cap. Tr II 6.50 PFD CV           345395206      982    22680 SH       SOLE                     1100             21580
General Motors 5.25% Conv Pfd  PFD CV           370442733      825    35900 SH       SOLE                     2200             33700
Motorola Equity Units $3.50 Cv PFD CV           620076208      485    12800 SH       SOLE                     2300             10500
AFLAC, Inc.                    COM              001055102     1360    42100 SH       SOLE                     2600             39500
AOL Time Warner                COM              00184A105      182    12050 SH       SOLE                     3925              8125
Albertson's Inc.               COM              013104104     2192   106550 SH       SOLE                    12500             94050
Allstate                       COM              020002101      500    13685 SH       SOLE                      962             12723
American Express Co.           COM              025816109     2632    58400 SH       SOLE                     7150             51250
American Int'l Group           COM              026874107      721    12496 SH       SOLE                     2343             10153
American Power Conversion      COM              029066107      197    11400 SH       SOLE                     4900              6500
Amgen                          COM              031162100     1810    28048 SH       SOLE                     4850             23198
Archer-Daniels-Midland         COM              039483102      443    33800 SH       SOLE                     4700             29100
Ariba Inc.                     COM              04033V104       70    22950 SH       SOLE                     7600             15350
BB & T Corp.                   COM              054937107     1848    51475 SH       SOLE                     5900             45575
Boeing Co.                     COM              097023105      791    23050 SH       SOLE                     1500             21550
Bristol-Myers Squibb Co.       COM              110122108     1402    54620 SH       SOLE                     5350             49270
Cardinal Health                COM              14149Y108      204     3500 SH       SOLE                     2400              1100
Check Point Software Technolog COM              M22465104      341    20250 SH       SOLE                     1000             19250
Cirrus Logic                   COM              172755100      160    29000 SH       SOLE                    10000             19000
Citigroup, Inc.                COM              172967101     2820    61963 SH       SOLE                     5419             56544
Comerica, Inc.                 COM              200340107     1721    36925 SH       SOLE                     4825             32100
Compuware Corp.                COM              205638109      293    54600 SH       SOLE                    10700             43900
Corning Inc.                   COM              219350105      143    15230 SH       SOLE                      600             14630
Costco Wholesale               COM              22160K105      202     6500 SH       SOLE                      200              6300
DST Systems                    COM              233326107      259     6900 SH       SOLE                     2000              4900
Dow Chemical                   COM              260543103      205     6300 SH       SOLE                      800              5500
Duke Energy Corp.              COM              264399106      557    31291 SH       SOLE                     4325             26966
Elan Corp  plc ADR             COM              284131208      127    24100 SH       SOLE                     1000             23100
Electronic Data Systems Corp.  COM              285661104     1894    93750 SH       SOLE                    10300             83450
Energy East Corp.              COM              29266M109     2633   117400 SH       SOLE                    12900            104500
FPL Group, Inc.                COM              302571104     3974    62880 SH       SOLE                     6700             56180
Ford Motor Co.                 COM              345370860      110    10200 SH       SOLE                     1000              9200
General Dynamics               COM              369550108     1132    14500 SH       SOLE                     2500             12000
General Electric               COM              369604103     2910    97631 SH       SOLE                    11650             85981
General Motors Cl. H           COM              370442832      457    31925 SH       SOLE                     8075             23850
Hewlett-Packard                COM              428236103      645    33323 SH       SOLE                     5100             28223
Home Depot                     COM              437076102      677    21251 SH       SOLE                     1300             19951
Honeywell Int'l                COM              438516106     1712    64975 SH       SOLE                     8925             56050
Hospitality Properties Trust   COM              44106M102     1014    28900 SH       SOLE                     2600             26300
IBM Corp.                      COM              459200101     2254    25518 SH       SOLE                     2850             22668
Intel Corp.                    COM              458140100      324    11760 SH       SOLE                     1000             10760
JDS Uniphase Corporation       COM              46612J101      112    31150 SH       SOLE                     2000             29150
James Hardie Ind. N.V.  ADS    COM              47030M106      394    15550 SH       SOLE                     1300             14250
Jefferson-Pilot Corp.          COM              475070108     2621    59049 SH       SOLE                     6750             52299
Johnson & Johnson              COM              478160104     1601    32325 SH       SOLE                     4850             27475
Kimberly-Clark Corp.           COM              494368103     2208    43025 SH       SOLE                     4525             38500
Liberty Media Corp - A         COM              530718105     1234   123723 SH       SOLE                    12612            111111
Marsh & McLennan Cos. Inc.     COM              571748102     1740    36550 SH       SOLE                     4450             32100
Masco Corp.                    COM              574599106      213     8700 SH       SOLE                      800              7900
McDonalds Corp.                COM              580135101      228     9700 SH       SOLE                      300              9400
McGraw-Hill Inc.               COM              580645109      463     7450 SH       SOLE                     1500              5950
Merck & Co., Inc.              COM              589331107     2318    45785 SH       SOLE                     5250             40535
Microsoft Corp.                COM              594918104     3445   123917 SH       SOLE                    14100            109817
Motorola, Inc                  COM              620076109      290    24278 SH       SOLE                     1930             22348
NEXTEL Communications 'A'      COM              65332V103      302    15300 SH       SOLE                     3300             12000
Nokia Corp. ADR 'A'            COM              654902204      215    13760 SH       SOLE                     1600             12160
Oakley, Inc.                   COM              673662102      213    21300 SH       SOLE                     2600             18700
Oracle Corp.                   COM              68389X105      260    23100 SH       SOLE                      400             22700
Perrigo Co.                    COM              714290103      184    14450 SH       SOLE                                      14450
Pfizer, Inc.                   COM              717081103     2245    73882 SH       SOLE                     6500             67382
Pitney Bowes                   COM              724479100      671    17500 SH       SOLE                                      17500
Popular Inc.                   COM              733174106      563    14140 SH       SOLE                    10740              3400
Raytheon Company               COM              755111507     1701    60750 SH       SOLE                     6000             54750
Royal Dutch Petroleum Co.      COM              780257804     2044    46250 SH       SOLE                     6050             40200
Sara Lee Corp.                 COM              803111103     2277   124000 SH       SOLE                    14700            109300
Schering-Plough                COM              806605101      493    32350 SH       SOLE                     3550             28800
Schwab Charles Corp.           COM              808513105     1007    84520 SH       SOLE                    16000             68520
Solectron Corp.                COM              834182107      280    47900 SH       SOLE                     9900             38000
Stryker Corp.                  COM              863667101      301     4000 SH       SOLE                                       4000
Sun Microsystems Inc.          COM              866810104      126    38120 SH       SOLE                     3700             34420
Synopsys, Inc.                 COM              871607107      661    21400 SH       SOLE                     1400             20000
Teva Pharm. Indus. ADR         COM              881624209      998    17450 SH       SOLE                     1550             15900
United Microelectronics        COM              910873207      269    59704 SH       SOLE                     6680             53024
Walt Disney Co.                COM              254687106      254    12600 SH       SOLE                      600             12000
iShares MSCI-Germany           COM              464286806      468    37600 SH       SOLE                     7000             30600
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